Share based compensation	12 Months Ended
Dec. 31, 2019
Share based compensation [Abstract]
Share based compensation
Note 25 – Share based compensation

Share-based payment charges for the year ending:

	For the Years Ended December 31,
(In $ millions)	2019	2018	2017
Share-based payment charge	3.9	3.7	1.8
Total shared based compensation	3.9	3.7	1.8

On June 21, 2019 the Board of Directors approved a 5-to-1 reverse share split of the Company’s shares. Upon effectiveness of the Reverse Split, every five shares of the Company’s issued and outstanding ordinary shares, par value $0.01 per share was combined into one issued and outstanding ordinary share, par value $0.05 per share. All grants and strike prices below are adjusted to reflect the Reverse Split.

In March 11, 2019, the Company issued 460,000 share options to certain employees and directors of the Company. The awards were granted under the existing approved share option scheme. The options have a strike price of $17.50 per share, which compares to the Company’s share’s closing price of $14.20 on March 8, 2019. The options will expire after five years and have a four-year vesting period. The total estimated cost of the share option granted in 2018 will be approximately $1.7 million which will be expensed over the requisite service period. Expected life after vesting is estimated at two years. Risk free interest rate is set to 2% and expected future volatility is estimated at 32%. Total number of options authorised by the Board is 3,494,000. As of December 31, 2019, 2,357,500 share options are outstanding.

In January, April, July, September and October 2018 the Company issued 10,000, 30,000, 1,564,000, 20,000 and 40,000 share options, respectively, to employees of the Company. The options have an exercise price per share of $20.00, $21.00, $24.35, $22.95 and $22.75, respectively. Share price at grant date for the 2018 grants was $21.75, $22.85, $22.95, $22.80 and $22.85, respectively. The options will expire after five years and have a four-year vesting period. The total estimated cost of the share option granted in 2018 will be approximately $9.9 million which will be expensed over the requisite service period. The total aggregated number of share options authorized by the Board is 3,494,000. As of December 31, 2018, 2,615,000 share options are outstanding.

In June, July and October 2017, the Company issued 876,000, 560,000 and 275,000 share options, respectively, to employees of the Company. The options expire in five years and vest over a period of three years. Vesting is contingent upon employment on the vesting date. The exercise price is $17.50 per share for the options issued in June and July 2017 and $20.00 per share for the options issued in October 2017. The share price at the grant date for the options issued in October 2017 was $21.80. The Company was not listed when granting options in June and July 2017. The options are non-transferable. The fair values of the share options were calculated at $2.9 million, $1.7 and $2.2 million, respectively, and will be charged to the statement of operations as general and administrative expenses over the vesting period.

During 2017 the Company transferred 100,000 of its treasury shares to the then-CEO as part of his remuneration package and $1.7 million was charged to the statement of operations in 2017. As part of the CEO’s termination, the Company repurchased 100,000 of its own shares at a price of $23.25 per share for a total consideration of $2.3 million. The Company transferred 14,285 treasury shares to a director as settlement of director’s fees in the fourth quarter of 2018.

The table below sets forth the number of share options granted and weighted average exercise price during the years ended December 31, 2019, 2018 and 2017.

	2019		2018		2017
Number and weighted average exercise price stock options:	Number	Weighted Average Exercise Price (in $)	Number	Weighted Average Exercise Price (in $)	Number	Weighted Average Exercise Price (in $)
Outstanding at January 1	2,615.000	22.0	1,711,000	18.0	-	-
Granted during the year	460,000	17.5	1,664,000	24.0	1,711,000	18.0
Forfeited during the year	(717,500)	22.34	(760,000)	18.0	-	-
Outstanding at December 31	2,357,500	20.92	2,615,000	22.0	1,711,000	18.0
Exercisable at December 31	810,999	20.04	333,666	18.0	-	-

The fair value of equity settled options are measured at grant date using the Black Scholes option pricing model. Weighted average remaining life for the vested options at December 31, 2019 and 2018 were 2.86 years and 3.50 years, respectively.

Following input is used when calculating fair value:	2019	2018	2017
Expected future volatility	32%	30%	25%
Expected dividend rate	-	-	-
Risk-free rate	2.0%	2.1% - 2.9%	1.5% - 2.0%
Expected life after vesting	2 years	2 years	2 years

In 2017 the expected future volatility was based on peer group volatility due to the short lifetime of the Company. In 2019 and 2018, volatility was derived by using an average of (i) Historic volatility of the Company’s shares since listing on the Oslo Stock Exchange (ii) Deleveraged peer group volatility (iii) Oslo Energy sector index volatility.